SEMIANNUAL
                                   REPORT
                           March 31, 2002
                              (Unaudited)

                     [Penn Capital Management Logo Omitted]

                               Penn Capital Funds
                   -------------------------------------------
                   Penn Capital Strategic High Yield Bond Fund
                   -------------------------------------------

CONTENTS
--------------------------------------------------------------------------------
 2  Letter to Shareholders
 3  Financial Statements
11  Notes to Financial Statements

TURNER FUNDS
--------------------------------------------------------------------------------
     The Turner Funds offer a series of 22 no-load mutual funds to retail and institutional investors. The minimum initial investment in the Penn Capital Strategic High Yield Bond Fund is $100,000.
     Penn Capital Management Company, Inc., based in Cherry Hill, N.J., serves as the investment adviser to the Penn Capital Strategic High Yield Bond Fund. A separate investment firm manages the other mutual funds in the Turner Funds family. The firm, founded in 1987, invests more than $508 million in fixed-income and equity portfolios on behalf of individuals and institutions.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     Shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to Turner Funds, Box 219805, Kansas City, Missouri 64121-9805.

INVESTMENT REVIEW
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND--FIRST QUARTER 2002
--------------------------------------------------------------------------------
PORTFOLIO OBJECTIVE
The Penn Capital Strategic High Yield Bond Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation. The Fund invests primarily in a diversified portfolio of high yield bonds and other high yield instruments.

MARKET REVIEW
The high yield bond market continued its recovery in Q1 of 2002 due to evidence of a strengthening economy, strong inflows into the high yield sector, and two consecutive monthly declines in the 12-month trailing default rate.

The Fund has outperformed the CSFB High Yield Index in four out of the last six months due to greater confidence in the credit-worthiness of high yield issues rated B and below. This confidence has firmed up prices, allowing investors to realize the full yield potential, as well as capital appreciation.

The cash pay portion of the Active high yield portfolio outperformed slightly over the quarter ended March 31, 2002. Non-cash pay securities still proved volatile as they took their cues from equity market performance. Penn's defaulted positions outperformed the benchmark as Chiquita Brands, Inc. emerged from bankruptcy protection.

Penn believes the Fund will take advantage of tremendous yield opportunity within the B and CCC rated sectors of the high yield bond market as the default rate declines and the economy slowly improves. Current yields in these sectors range from 15% to 30%, compared to 7% to 10% yields in the BB sector.

In general, the high yield bond market has acted as a leading indicator of economic shifts over the last 20 years and has been pricing the current recession since the end of 1999. Overall, we believe high yield spreads will contract over 250 basis points in 2002 as the high yield market continues to price in the economic recovery.


Sincerely,

/s/Richard A. Hocker


Richard A. Hocker
CHIEF INVESTMENT OFFICER

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


                                          Face
PENN CAPITAL STRATEGIC                   Amount     Value
HIGH YIELD BOND FUND                      (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (84.1%)
AIRLINES (1.4%)
   Airtran Airways, Ser 99-1
     10.410%, 04/01/17                   $  230   $    173
                                                  --------
APPAREL/TEXTILES (1.2%)
   Coyne International Enterprises
     11.250%, 06/01/08                       20          4
   Dan River
     10.125%, 12/15/03                      115         63
   Perry Ellis International, Ser B
     12.250%, 04/01/06                       80         81
                                                  --------
                                                       148
                                                  --------
AUTOMOTIVE & TRUCK PARTS (2.7%)
   Accuride, Ser B
      9.250%, 02/01/08                       55         41
   Hayes Lemmerz (A) (B)
     15.913%, 06/15/06                      130         68
   Navistar International, Ser B
      8.000%, 02/01/08                      160        158
   Universal Compression (C)
      4.720%, 02/15/08                       75         72
                                                  --------
                                                       339
                                                  --------
BANKS (0.3%)
   Riggs National
      9.650%, 06/15/09                       35         35
                                                  --------
BROADCASTING, NEWSPAPERS
   & ADVERTISING (5.7%)
   Cumulus Media
     10.375%, 07/01/08                       55         59
   Lin Holdings (C)
     10.000%, 03/01/08                      200        178
   Paxson Communication
     10.750%, 07/15/08                       70         76
   Paxson Communication (A) (C)
     12.250%, 01/15/09                      125         90
   Penton Media
     10.375%, 06/15/11                       65         54
   Penton Media, (A)
     11.875%, 10/01/07                      105        107

                                           Face
                                          Amount     Value
                                           (000)     (000)
--------------------------------------------------------------------------------
   Sirius Satellite Radio
     14.500%, 05/15/09                   $  182   $     98
   Young Broadcasting, Ser B
      8.750%, 06/15/07                       55         55
                                                  --------
                                                       717
                                                  --------
CABLE (2.2%)
   Charter Commercial
     Holdings, LLC
      8.625%, 04/01/09                      110         99
   Granite Broadcasting
      8.875%, 05/15/08                       75         64
   Lodgenet Entertainment
     10.250%, 12/15/06                       40         41
   Scott Cable Communications,
     Ser B (B)
     16.000%, 07/18/02                      165         25
   Telewest Communications
     11.000%, 10/01/07                      105         53
                                                  --------
                                                       282
                                                  --------
COSMETICS & TOILETRIES (1.7%)
   Elizabeth Arden, Ser B
     11.750%, 02/01/11                      185        185
     10.375%, 05/15/07                       40         36
                                                  --------
                                                       221
                                                  --------
ELECTRONIC COMPONENTS (1.1%)
   Solectron
      9.625%, 02/15/09                       35         33
   Solectron, (C)
      3.194%, 05/05/20                      180        102
                                                  --------
                                                       135
                                                  --------
ELECTRONIC GENERATION (1.6%)
   Calpine
     10.500%, 05/15/06                       60         53
   Calpine Canada Energy
      8.500%, 05/01/08                      185        147
                                                  --------
                                                       200
                                                  --------

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


                                           Face
PENN CAPITAL STRATEGIC                    Amount     Value
HIGH YIELD BOND FUND                       (000)     (000)
--------------------------------------------------------------------------------
ENTERTAINMENT (5.1%)
   Aladdin Gaming, Ser B (C)
     13.500%, 03/01/10                   $1,735   $     54
   AMC Entertainment
      9.500%, 03/15/09                      140        139
   Autotote, Ser B
     12.500%, 08/15/10                       75         84
   Imax
      7.875%, 12/01/05                      145        104
   Mikohn Gaming, Ser B
     11.875%, 08/15/08                      140        138
   Pinnacle Entertainment, Ser B
      9.250%, 02/15/07                      130        124
                                                  --------
                                                       643
                                                  --------
ENVIRONMENTAL SERVICES (1.4%)
   Allied Waste of North America,
     Ser B
     10.000%, 08/01/09                       95         96
   Waste Management
      8.750%, 05/01/18                       80         81
                                                  --------
                                                       177
                                                  --------
FINANCIAL SERVICES (0.9%)
   DVI
      9.875%, 02/01/04                      115        113
                                                  --------
FOOD, BEVERAGE & TOBACCO (4.3%)
   Chiquita Brands International
     10.560%, 03/15/09                      263        275
   Dean Foods
      6.900%, 10/15/17                       30         26
   North Atlantic Trading, Ser B
     11.000%, 06/15/04                      130        120
   Tom's Foods
     10.500%, 11/01/04                      155        123
                                                  --------
                                                       544
                                                  --------
FUNERAL SERVICES & RELATED ITEMS (2.7%)
   Service International
      6.000%, 12/15/05                      265        243
   Stewart Enterprises
     10.750%, 07/01/08                       95        104
                                                  --------
                                                       347
                                                  --------
                                           Face
                                          Amount     Value
                                           (000)     (000)
--------------------------------------------------------------------------------
HOME FURNISHINGS (0.5%)
   Sleepmaster, Ser B (B)
     11.000%, 05/15/09                    $  55   $     13
   Winsloew Furniture, Ser B
     12.750%, 08/15/07                       50         46
                                                  --------
                                                        59
                                                  --------
HOTELS & LODGING (3.4%)
   HMH Properties, Ser C
      8.450%, 12/01/08                      170        172
   Hollywood Casino of Shreveport
     13.000%, 08/01/06                      175        188
   Majestic Star LLC, Ser B
     10.875%, 07/01/06                       75         76
                                                  --------
                                                       436
                                                  --------
MACHINERY (0.5%)
   Armstrong Holdings (B)
      9.074%, 04/15/08                      105         61
                                                  --------
MANUFACTURING (3.3%)
   Advanced Lighting
      8.000%, 03/15/08                      390        250
   Sun World International, Ser B
     11.250%, 04/15/04                      170        168
                                                  --------
                                                       418
                                                  --------
MEDICAL PRODUCTS & SERVICES (6.1%)
   Per-Se Technologies, Ser B
      9.500%, 02/15/05                      170        166
   Pacificare Health Systems
      7.000%, 09/15/03                      140        129
   Radiologix (A)
     10.500%, 12/15/08                      100        101
   Team Health, Ser B
     12.000%, 03/15/09                      240        269
   Universal Hospital
     10.250%, 03/01/08                      110        107
                                                  --------
                                                       772
                                                  --------
MISCELLANEOUS MANUFACTURING (4.0%)
   Blount
     13.000%, 08/01/09                       80         51
   Hexcel
      9.750%, 01/15/09                       80         58

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


                                           Face
PENN CAPITAL STRATEGIC                    Amount     Value
HIGH YIELD BOND FUND                       (000)     (000)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (CONTINUED)
   Pen Holdings, Ser B (B)
      9.875%, 06/15/08                   $  105   $     32
   Polymer Group, Ser B (B)
      9.000%, 07/01/07                      250         75
   Tekni-Plex, Ser B (A)
     12.750%, 06/15/10                      100        104
   Tyco International Group
      5.800%, 08/01/06                       90         80
   Venture Holdings Trust, Ser B
      9.500%, 07/01/05                      105        100
                                                  --------
                                                       500
                                                  --------
OIL & GAS DRILLING (6.9%)
   Abraxas Petroleum, Ser A
     11.500%, 11/01/04                      170        127
   Chesepeake Energy
      8.125%, 04/01/11                       70         70
   Comstock Resources
     11.250%, 05/01/07                       45         47
   Comstock Resources (A)
     11.250%, 05/01/07                       25         26
   Grant Prideco, Ser B
      9.625%, 12/01/07                       40         42
   Hanover Compressor, Cv
      4.750%, 03/15/08                       50         41
   ICO, Ser B
     10.375%, 06/01/07                       70         55
   Ocean Rig Norway
     10.250%, 06/01/08                      350        308
   Parker Drilling, Ser D
      9.750%, 11/15/06                       60         62
   Plains Resources, Ser B
     10.250%, 03/15/06                       95         98
                                                  --------
                                                       876
                                                  --------
PETROLEUM REFINING (0.7%)
   Great Lakes Carbon,
     Ser B, PIK
      8.516%, 05/15/08                       31         18
   Orion Refining
     10.000%, 11/15/04                      417         75
                                                  --------
                                                        93
                                                  --------
                                           Face
                                          Amount     Value
                                           (000)     (000)
--------------------------------------------------------------------------------
PHARMACEUTICALS (1.1%)
   NBTY, Ser B
      8.625%, 09/15/07                   $  145   $    141
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.9%)
   Corrections of America
     12.000%, 06/01/06                       55         57
   Host Marriott, Ser E
      8.375%, 02/15/06                       55         55
                                                  --------
                                                       112
                                                  --------
RETAIL (2.6%)
   Cole National Group
      9.875%, 12/31/06                       80         81
   Mothers Work
     12.625%, 08/01/05                       70         71
   Rite Aid
      7.625%, 04/15/05                      125         99
   Rite Aid, Cv
      5.250%, 09/15/02                       40         39
   ShopKo Stores
      6.500%, 08/15/03                       45         44
                                                  --------
                                                       334
                                                  --------
RETAIL - FOOD (1.7%)
   CKE Restaurant
      9.125%, 05/01/09                      120        117
   CKE Restaurant, Cv
      4.250%, 03/15/04                      105         93
                                                  --------
                                                       210
                                                  --------
RUBBER & PLASTIC (1.1%)
   Fonda Group, Ser B
      9.500%, 03/01/07                       20         16
   Packaged Ice, Ser B
      9.750%, 02/01/05                      160        122
                                                  --------
                                                       138
                                                  --------
SATELLITE TELECOMMUNICATIONS (5.1%)
   Echostar Communications (A)
      5.750%, 05/15/08                      425        395
   Pegasus Satellite (C)
     13.500%, 03/01/07                      525        231

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


                                           Face
PENN CAPITAL STRATEGIC                    Amount     Value
HIGH YIELD BOND FUND                       (000)     (000)
--------------------------------------------------------------------------------
SATELLITE TELECOMMUNICATIONS (CONTINUED)
   Sirius Satellite Radio (C)
     15.902%, 12/01/07                    $  45   $     19
                                                  --------
                                                       645
                                                  --------
SPECIAL PURPOSE ENTITY (1.6%)
   Heileman Acquisition (B)
      9.625%, 01/31/04                       20         --
   Majestic Invester (A)
     11.653%, 11/30/07                      105        100
   Murrin Murrin Holdings
      9.375%, 08/31/07                      135         26
   Riggs Capital Trust II, Ser C
      8.875%, 03/15/27                      100         78
                                                  --------
                                                       204
                                                  --------
TELEPHONES
   & TELECOMMUNICATIONS (6.4%)
   Lucent Technologies
      7.250%, 07/15/06                       85         70
   McCaw International (C)
     13.000%, 04/15/07                      420         21
   Microcell Telecommunications,
     Ser B (C)
     14.000%, 06/01/06                      145        101
   Nextel Communications
      9.500%, 02/01/11                      325        210
   Nextel Communications, Cv
      4.750%, 07/01/07                      220        126
   NTL, Ser B (C)
     11.500%, 02/01/06                      205         73
   Rogers Cantel
      9.375%, 06/01/08                      100         92
   Ubiquitel Operating (C)
     14.000%, 04/15/10                      140         50
   US Unwired, Ser B (C)
     13.375%, 11/01/09                       95         63
                                                  --------
                                                       806
                                                  --------
TRANSPORTATION (6.0%)
   Allied Holdings, Ser B
      8.625%, 10/01/07                      425        312
   Laidlaw (B)
      7.050%, 05/15/03                      105         64

                                        Shares/Face
                                          Amount     Value
                                           (000)     (000)
--------------------------------------------------------------------------------
   Laidlaw, Ser B
     11.500%, 04/15/07                   $  120   $    112
   Pacer International, Ser B
     11.750%, 06/01/07                       50         49
   Tfm SA de, Cv
     10.250%, 06/15/07                       80         76
   Tfm SA de, Cv (C)
     11.750%, 06/15/09                      160        149
                                                  --------
                                                       762
                                                  --------
TOTAL CORPORATE BONDS
   (Cost $12,120)                                   10,641
                                                  --------

PREFERRED STOCK (8.6%)
BANKS (0.8%)
   Astoria Financial, Ser B               4,175        104
                                                  --------
BROADCASTING, NEWSPAPERS
   & ADVERTISING (2.9%)
   Pegasus Satellite, Ser B, PIK*         5,373        296
   Sinclair Broadcast, Ser D              2,005         74
                                                  --------
                                                       370
                                                  --------
COMMUNICATIONS EQUIPMENT (2.0%)
   Cumulus Media, Ser A, PIK*           236,873        252
                                                  --------
FINANCIAL SERVICES (0.3%)
   North Atlantic Trading, PIK*           2,059         32
                                                  --------
MACHINERY (0.0%)
   Clark Material Handling, PIK*             53         --
                                                  --------
REAL ESTATE INVESTMENT TRUSTS (0.8%)
   Host Marriott, Cv                      2,275         99
                                                  --------
TELEPHONES
   & TELECOMMUNICATIONS (1.8%)
   Adelphia Business Solutions,
     Ser B, PIK*                              3         --
   Crown Castle International, PIK*          51          3
   Nextel Communications,
     Ser D, PIK*                          2,100         86
   Sprint, Cv*                            9,600        134
                                                  --------
                                                       223
                                                  --------
TOTAL PREFERRED STOCK
   (Cost $1,234)                                     1,080
                                                  --------

STATEMENT OF NET ASSETS                 PENN CAPITAL FUNDS
March 31, 2002                                 (Unaudited)


                                        Shares/Face
PENN CAPITAL STRATEGIC                    Amount     Value
HIGH YIELD BOND FUND                       (000)     (000)
--------------------------------------------------------------------------------
COMMON STOCK (2.4%)
BROADCASTING, NEWSPAPERS
   & ADVERTISING (0.2%)
   Jones International Networks*         15,500         31
                                                  --------
ENVIRONMENTAL SERVICES (0.0%)
   Waste Systems International*          25,800         --
                                                  --------
FOOD, BEVERAGE & TOBACCO (2.1%)
   Chiquita Brands International*        16,443        271
                                                  --------
TELEPHONES
   & TELECOMMUNICATIONS (0.0%)
   Pegasus Communications*                  221          1
                                                  --------
TOTAL COMMON STOCK
   (Cost $577)                                         303
                                                  --------

WARRANTS (0.0%)
   Mikohn Gaming*, Expires
     8/15/2008 (B)                          140          1
                                                  --------
TOTAL WARRANTS
   (Cost $0)                                             1
                                                  --------

REPURCHASE AGREEMENT (3.8%)
   Morgan Stanley,
     1.550%, dated 03/28/02, matures
     04/01/02, repurchase price
     $483,878 (collateralized by
     U.S. Treasury Note, par value
     $490,367:  market
     value $495,925)                     $  484        484
                                                  --------
TOTAL REPURCHASE AGREEMENT
   (Cost $484)                                         484
                                                  --------
TOTAL INVESTMENTS (98.9%)
   (Cost $14,415)                                   12,509
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (1.1%)               141
                                                  --------

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,449,440 outstanding
     shares of beneficial interest                $ 27,300
   Distribution in excess of net
     investment income                                  (2)
   Accumulated net realized loss
     on investments                                (12,742)
   Net unrealized depreciation
     on investments                                 (1,906)
                                                  --------
TOTAL NET ASSETS (100.0%)                          $12,650
                                                  ========
   Net Asset Value, Offering and
     Redemption Price Per Share                      $5.16
                                                  ========

*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS".
(B) SECURITY IN DEFAULT ON INTEREST PAYMENTS.
(C) DELAYED INTEREST (STEP-BONDS) -- REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURITIES UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS. THE INTEREST RATE DISCLOSED REPRESENTS THE YIELD AT MARCH 31, 2002, BASED UPON THE ESTIMATED TIMING AND AMOUNT OF FUTURES INTEREST AND PRINCIPAL PAYMENTS.
CV -- CONVERTIBLE
LLC -- LIMITED LIABILITY CORPORATION
PIK -- PAYMENT-IN-KIND
SER -- SERIES

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

STATEMENT OF OPERATIONS (000)                                 PENN CAPITAL FUNDS
                                                                     (Unaudited)


                                                         PENN CAPITAL STRATEGIC
                                                           HIGH YIELD BOND FUND
                                                          ----------------------
                                                                10/1/01 THRU
                                                                  3/31/02
--------------------------------------------------------------------------------

Investment Income:
   Interest ..............................................       $   969
   Dividends..............................................            22
--------------------------------------------------------------------------------
     Total Investment Income..............................           991
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..............................            36
   Administrator Fees ....................................            33
   Custodian Fees ........................................             3
   Transfer Agent Fees ...................................            11
   Professional Fees .....................................             2
   Registration Fees .....................................             9
   Pricing Fees ..........................................             3
   Amortization of Deferred Organizational Costs..........             9
--------------------------------------------------------------------------------
     Total Expenses ......................................           106
--------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees...................           (36)
     Reimbursement by Investment Advisor..................           (25)
--------------------------------------------------------------------------------
     Net Expenses.........................................            45
--------------------------------------------------------------------------------
         Net Investment Income ...........................           946
--------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold ................        (2,042)
   Net Unrealized Appreciation
     of Investment Securities ............................         1,240
--------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
     on Investments ......................................          (802)
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations .....................................         $ 144
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                      PENN CAPITAL FUNDS
                                                                     (Unaudited)

                                                               PENN CAPITAL STRATEGIC
                                                                HIGH YIELD BOND FUND
                                                          ---------------------------------
                                                           10/1/01 THRU        10/1/00 THRU
                                                              3/31/02             9/30/01
-------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income .................................     $ 946             $  2,025
   Net Realized Loss on Securities Sold...................    (2,042)              (4,997)
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ...............................     1,240               (2,864)
-------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations ...................................       144               (5,836)
-------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .................................      (948)              (2,024)
-------------------------------------------------------------------------------------------
     Total Distributions .................................      (948)              (2,024)
-------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ...........................       474                3,230
   Shares Issued in Lieu of Cash Distributions............       278                  668
   Cost of Shares Redeemed................................    (1,222)             (14,621)
-------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Capital Share Transactions...........................      (470)             (10,723)
-------------------------------------------------------------------------------------------
     Total Decrease in Net Assets ........................    (1,274)             (18,583)
-------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period..................................    13,924               32,560
-------------------------------------------------------------------------------------------
     End of Period(1).....................................  $ 12,650             $ 13,977
===========================================================================================
Shares Issued and Redeemed:
   Issued ................................................        89                  484
   Issued in Lieu of Cash Distributions...................        53                  100
   Redeemed...............................................      (230)              (2,058)
-------------------------------------------------------------------------------------------
   Net Decrease in Shares.................................       (88)              (1,474)
-------------------------------------------------------------------------------------------

(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(2) and
    $0, as of March 31, 2002, and September 30, 2001, respectively.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                          PENN CAPITAL FUNDS

For a share outstanding throughout the period




                  Net                  Realized and                   Net
                 Asset                  Unrealized  Distributions    Asset
                 Value         Net         Loss        from Net      Value
               Beginning   Investment       on       Investment       End         Total
               of Period     Income     Investments     Income     of Period      Return+
-------------------------------------------------------------------------------------------
-------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
-------------------------------------------
2002*           $ 5.49        $0.77       $(0.33)      $(0.77)       $5.16       (11.48)%
2001              8.10         0.78        (2.61)       (0.78)        5.49       (23.66)
2000              8.82         0.79        (0.72)       (0.79)        8.10         0.56
1999(2)           8.91         0.83        (0.09)       (0.83)        8.82         8.65
1998(1)          10.00         0.37        (1.09)       (0.37)        8.91        (7.23)

                                                                           Ratio of Net
                                                        Ratio of Total      Investment
                                                           Expenses          Income to
                  Net                     Ratio of Net    to Average          Average
                Assets          Ratio       Investment    Net Assets        Net Assets
                  End      of Net Expenses   Income       (Excluding        (Excluding      Portfolio
               of Period     to Average     to Average    Waivers and       Waivers and     Turnover
                 (000)       Net Assets     Net Assets   Reimbursements)   Reimbursements)     Rate
------------------------------------------------------------------------------------------------------
-------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
-------------------------------------------
2002*           $12,650        0.68%           14.36%        1.60%            13.44%        74.63%
2001             13,977        0.68            11.18         1.38             10.48         85.80
2000             32,560        0.68             8.94         1.04              8.58         76.00
1999(2)          41,922        0.68             9.11         1.14              8.65         96.98
1998(1)          17,842        0.68            10.04         2.09              8.63         29.19


  * For the six month period ended March 31, 2002 (Unaudited). All ratios for the period have been annualized.
  + Total return is for the period indicated and has not been annualized.
(1) Commenced operations on February 27, 1998. All ratios for the period have been annualized.
(2) On January 25, 1999, shareholders of the Alpha Select Penn Capital Strategic High Yield Bond Fund approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Penn Capital Strategic High Yield
    Bond Fund.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                 PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


1.  ORGANIZATION:
TURNER FUNDS (formerly TIP Funds) (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 22 portfolios. The financial statements included herein are for the Penn Capital Strategic High Yield Bond Fund, (the "Fund"). The financial statements of the remaining portfolios are presented separately. The Fund is registered to offer two classes of shares, Institutional Shares and Adviser Shares. As of March 31, 2002, the Adviser Shares had not yet commenced operations. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Subject to the foregoing, other securities for which quotations are not readily available or securities whose market quotations do not reflect market value, are valued at fair value as determined in good faith by the Board of Trustees. As of March 31, 2002, Jones International Networks (Common Stock) is being valued under this method.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Income from payment-in-kind and step-up bonds is recorded based on the effective interest method. The cost of these securities has been adjusted to reflect in-kind interest income. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

NOTES TO FINANCIAL STATEMENTS (Continued)                     PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is at least 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

     EXPENSES -- Expenses that are directly related to a Fund are charged to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly to Shareholders. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audit of Investment Companies" (the "Guide") as required on October 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

NOTES TO FINANCIAL STATEMENTS (Continued)                     PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and ..04% of such assets in excess of $2 billion.

The Fund is subject to a minimum annual fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AGREEMENT:
For its services, Penn Capital Management Company, Inc. (the "Adviser") is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Bond Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Bond Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales other than short-term investments for the period ended March 31, 2002, are as follows:

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                         (000)
                                ----------------------
Purchases ...........................  $ 9,337
Sales ...............................   12,125

At March 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 2002, are as follows:

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                         (000)
                                ----------------------
Aggregate gross unrealized
   appreciation ..................... $   740
Aggregate gross unrealized
   depreciation .....................  (2,646)
                                      -------
Net unrealized depreciation           $(1,906)
                                      =======

For Federal income tax purposes the Fund had capital loss carryforwards of $1,140,491, $2,915,701 and $2,590,273 at September 30, 2001 which may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2007, 2008 and 2009, respectively.

NOTES TO FINANCIAL STATEMENTS (Concluded)                     PENN CAPITAL FUNDS
March 31, 2002                                                       (Unaudited)


7.  CONCENTRATION OF CREDIT RISK
The Strategic High Yield Bond Fund invests primarily in fixed income securities that are not rated or that are rated below investment grade (I.E., Ba1 or lower rating by Moody's and/or BB+ or lower by S&P), including securities of issuers subject to proceedings under the Federal Bankruptcy Code. The market for such securities is relatively inefficient due to its complexity and the limited availability of information on such securities.

8.  SUBSEQUENT EVENT
The investment advisory agreement between the Turner Funds, on behalf of the Penn Capital Strategic High Yield Fund (the "Fund"), and Penn Capital Management Company, Inc., will expire by its terms at the close of business on April 30, 2002. The Board has scheduled a meeting to consider a temporary appointment of Turner Investment Partners, Inc. as the Fund's new adviser, pending shareholder approval.

                                      NOTES

TRUST
Turner Funds
P.O. Box 219805
Kansas City, MO 64121-9805

INVESTMENT ADVISER
Penn Capital Management Company, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.

ADMINISTRATOR
SEI Investments Mutual Funds Services


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP




To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312


THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
PENN CAPITAL FUNDS. IT MAY BE DISTRIBUTED TO
OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT
PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

PEN-SA-001-0100